Share capital (Details)	3 Months Ended
Mar. 31, 2026 shares
Issued Shares [Abstract]
Number of outstanding shares - beginning balance (in shares)	62,029,395
Share option exercises (in shares)	23,111 [1]
Number of outstanding shares - ending balance (in shares)	62,052,506

[1]	See Note 13